Fair Values of Financial Instruments - Assets Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Fair Value Disclosures [Abstract]
Balance at January 1	$ 2,915,709	$ 2,872,723
Principal payments received	(69,631)	(75,182)
Unrealized gains included in other comprehensive income	125,028	118,168
Balance at December 31	$ 2,971,106	$ 2,915,709